John Hancock Investment Grade Bond Fund Expense Example - John Hancock Bond Trust Class NAV [Member] - John Hancock Investment Grade Bond Fund - Class NAV	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 549